EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Disclosure of earnings per share [text block]

24) EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) attributable to equity owners of the Company by the weighted average number of ordinary shares outstanding during the periods as demonstrated below:

	For the years ended December 31,
	2018	2019	2020
Result attributable to equity owners of the Company
Atento’s profit/(loss) attributable to equity owners of the parent (in thousands of U.S. dollars)	18,540	(81,306)	(46,880)
Weighted average number of ordinary shares (*)	14,688,705	14,446,297	14,082,904
Basic earnings/(loss) per share (in U.S. dollars) (*)	1.26	(5.63)	(3.33)

(*) As a consequence of the reverse share split occurred on July 28, 2020 as described in Note 19, weighted average number of ordinary shares was calculated by applying the ratio of conversion of 5.027090466672970 into the previous weighted average number of ordinary shares outstanding.

Diluted results per share are calculated by adjusting the weighted average number of ordinary shares outstanding to reflect the conversion of all dilutive ordinary shares. The weighted average number of ordinary shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The losses in the periods presented are anti-dilutive.

	For the years ended December 31,
	2018	2019	2020
Result attributable to equity owners of the Company
Atento’s profit/(loss) attributable to equity owners of the parent (in thousands of U.S. dollars)	18,540	(81,306)	(46,880)
Potential increase in number of ordinary shares outstanding in respect of share-based plan	186,314	-	-
Adjusted weighted average number of ordinary shares (*)	14,875,018	14,446,297	14,082,904
Diluted earnings/(loss) per share (in U.S. dollars) (*) (1)	1.25	(5.63)	(3.33)

(*) As a consequence of the reverse share split occurred on July 28, 2020 as described in Note 19, adjusted weighted average number of ordinary shares was calculated by applying the ratio of conversion of 5.027090466672970 into the previous weighted average number of ordinary shares outstanding.

(1)As of December 31, 2019 and 2020, potential ordinary shares of 610,557 and 1,729,548, respectively, relating to the stock option plan were excluded from the calculation of diluted loss per share as the losses in the years are anti-dilutive.